Income Tax - Reconciliations of Tax Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net income before income tax expense	$ 172,081	$ 30,088	$ 49,735
Net income not subject to taxes	(167,667)	(68,675)	(94,106)
Net income (loss) subject to taxes	4,414	(38,587)	(44,371)
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(1,821)	6,833	13,874
Adjustments to valuation allowance and uncertain tax positions	(6,767)	(14,733)	324
Permanent and currency differences	4,592	3,257	(12,507)
Change in tax rates	(3,481)	1,430	(2,515)
Tax expense related to the current year	$ (7,477)	$ (3,213)	$ (824)